IncentiveLife Legacy® III

Updating Summary Prospectus

May 1, 2022

This updating summary prospectus summarizes key features of the IncentiveLife Legacy® III policy. The Prospectus and Statement of Additional Information (“SAI”) for IncentiveLife Legacy® III contain more information about the policy, including its features, benefits and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the IncentiveLife Legacy® III online at www.equitable.com/ICSR#EQH153089. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

Additional general information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

This product is issued by Equitable Financial Life Insurance Company and by Equitable Financial Life Insurance Company of America (the "Company", "we", "our" and "us") with variable investment options offered under Separate Account FP and Equitable America Variable Account K (the "Separate Account").

Updated Information About Your IncentiveLife Legacy® III Policy

The information in this updating summary prospectus is a summary of certain IncentiveLife Legacy® III policy features that have changed since the statutory prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your IncentiveLife Legacy® III policy.

INVESTMENT OPTIONS

The table below sets forth the investment option name changes that have occurred since May 1, 2021:

Variable Investment Option Name Changes

Old Name	New Name
Ivy VIP High Income	Delaware Ivy VIP High Income
Ivy VIP Small Cap Growth	Delaware Ivy VIP Small Cap Growth

States where certain policy features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
California	See “Long-Term Care ServicesSM Rider in “More information about policy features and benefits”	For any policy that goes on claim on or after January 1, 2020, at least 30 days before the first monthly benefit payment, we will provide you with additional information as required by California law, including an option to cancel the payment before the scheduled payment date. The scheduled payment date will be on the next monthly anniversary that is at least 30 days after the date all required documentation is received by us, including proof that the elimination period has been satisfied, if applicable.

	See “When we pay policy proceeds” in “More information about other matters”	If you were issued a policy in California that includes the Long-Term Care ServicesSM Rider and you request a loan or partial withdrawal on or after January 1, 2020, additional information about the potential effects of the loan or partial withdrawal on the policy will be provided to you as required by California law. The request for the loan or withdrawal will not be honored until we receive an acknowledgement from the policyowner for this information.

Important Information You Should Consider About the IncentiveLife Legacy® III policy (the “policy”):

FEES AND EXPENSES
Charges for Early Withdrawals

We will not deduct a charge for making a partial withdrawal from your policy, however, if you surrender the policy in its first fifteen years (ten years for certain New York policies) or the first fifteen years (ten years for certain New York policies) after you have requested an increase in your policy’s face amount, you will be subject to a surrender charge of up to 4.85% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $4,852.

There is a Market Stabilizer Option® (“MSO”) Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a 75% loss of Segment Account Value. See MSO prospectus for more information. For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in the Prospectus. For more information on surrender charges, please refer to “Deducting policy charges” in the Prospectus.

Transaction Charges

In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (e.g., wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, MSO and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insured (e.g., age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.56%	1.47%

Portfolio expenses are for the year ended December 31, 2021 and may be based, in part, on estimated amounts of such expenses and may change from year to year. For more information on ongoing fees and expenses, please refer to the “Fee Table” in the Prospectus and Appendix: “Investment options available under the policy” which is part of the Prospectus.

RISKS

Risk of Loss	You may lose money by investing in the policy.

Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

Risks Associated with Investment Options	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy and the MSO and the guaranteed investment option (GIO), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in the Prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH153089.

For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in the Prospectus.

Insurance Company Risks	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request, at https://equitable.com/selling-life-insurance/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in the Prospectus.

Policy Lapse	Death benefits will not be paid if the policy has lapsed. Your policy may lapse if due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your policy account value does not cover policy charges. If your policy provides for a no-lapse guarantee, you may have to pay more premiums to keep your policy from terminating. If your policy lapses, you will be notified in writing and given an opportunity to make additional payments to reinstate your policy.

For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” and “You can guarantee that your policy will not terminate before a certain date” in the Prospectus.
RESTRICTIONS

Investments	You may allocate your premiums to any of the Portfolios set forth in Appendix: “Investment options available under the policy”. We reserve the right to remove or substitute Portfolios as investment options under the policy.

Currently, the total of all transfers of variable investment options you make on the same day must be at least $500; except that you may transfer your entire balance in a single Portfolio, even if it is less than $500. We may limit transfers you can make into the unloaned GIO, if the paid up death benefit guarantee is in effect. For more information, please refer to “Restrictions on allocations and transfers” in “More information about policy features and benefits” in the Prospectus.

There may be restrictions on transfers into and out of the MSO. For more information see the MSO prospectus.

We allow only one request for transfers each day (although that request can cover multiple transfers). Only written transfer requests submitted to our Administrative Office may be processed for Policies that are jointly owned or assigned. We reserve the right to limit Policy transfers if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

For more information please refer to “Variable investment options” and “Transfers you can make” in the Prospectus.
Optional Benefits	As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.

Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time.
For more information on optional benefits and other limitations under the policy, please refer to “Other benefits you can add by rider,” and “Suicide and certain misstatements” in the Prospectus.
TAXES
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to the investor if the policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

For more information on tax implications relating to policy investments, please refer to “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals may receive compensation for selling the policy to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this policy over another investment.

For more information on investment professional compensation, please refer to “Distribution of the policies” in the Prospectus.

Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.

For more information on exchanges, please refer to the paragraph titled “Section 1035 exchanges of policies” under “How you can pay for and contribute to your policy” in the Prospectus, as well as the section titled “Future policy exchanges” in the Prospectus.

Appendix: Investment Options available under the IncentiveLife Legacy® III policy

The following is a list of variable investment options available under the Policy. More information about the variable investment options is available in the prospectuses for the Investment Options, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH153089. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the variable investment options, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.96%	^	1.04%	13.77%	—
Asset Allocation	1290 VT DoubleLine Dynamic Allocation — EIMG; DoubleLine Capital LP	1.20%	^	10.10%	9.09%	—
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.92%	^	-0.36%	2.96%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	26.40%	8.90%	11.12%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.28%	^	11.34%	3.81%	4.69%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		25.15%	10.62%	12.52%
Equity	1290 VT Small Cap Value — EIMG; Blackrock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15%	^	38.52%	11.39%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	23.08%	14.65%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		30.29%	18.59%	16.53%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.82%		13.92%	11.15%	12.35%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		23.63%	12.12%	13.11%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.78%		27.63%	17.09%	15.30%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.90%		12.90%	17.28%	14.90%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.23%		10.92%	9.71%	8.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	23.02%	—	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		9.48%	8.20%	7.23%
Equity	EQ/Capital Group Research Portfolio — EIMG; Capital International, Inc.	0.97%	^	23.06%	19.20%	16.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	21.67%	21.34%	16.67%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68%		24.93%	17.20%	15.53%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.96%		7.08%	6.87%	6.00%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		2.50%	4.26%	3.53%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.65%	^	-2.08%	2.34%	1.74%
Fixed Income	EQ/Core Plus Bond Portfolio — EIMG; AXA Investment Managers, US Inc., Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.95%	^	-1.53%	4.19%	2.98%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.55%	^	27.98%	17.78%	15.84%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	25.22%	—	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	26.76%	—	—
Fixed Income	EQ/Franklin Strategic Income — EIMG; Franklin Advisers, Inc.	0.93%	^	1.11%	—	—
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Invesco Advisers, Inc., Morgan Stanley Investment Management Inc.	1.14%	^	15.91%	12.94%	10.45%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	30.49%	—	—
Asset Allocation	EQ/Growth Strategy† — EIMG	0.99%		14.28%	10.77%	9.69%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65%	^	-2.18%	1.47%	0.90%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 year	5 year	10 year
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC, EARNEST Partners, LLC, Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management	1.09%		10.02%	9.44%	6.79%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.79%		10.91%	8.03%	6.81%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.91%		10.59%	8.77%	6.97%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates L.P.	1.08%		10.35%	7.76%	6.30%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	33.02%	11.27%	12.58%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc., Invesco Asset Management Ltd.	1.18%		20.99%	—	—
Equity	EQ/Invesco International Growth — EIMG; Invesco Advisers, Inc.	1.14%		5.78%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC(1)	1.04%		16.83%	18.93%	12.40%
Equity	EQ/JPMorgan Value Opportunities Portfolio — EIMG; J.P. Morgan Investment Management Inc.	0.96%		23.18%	11.70%	14.05%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Capital International, Inc., GQG Partners LLC, Vaughan Nelson Investment Management	0.87%		27.31%	17.05%	15.12%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		26.70%	24.37%	18.92%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC, HS Management Partners, LLC, Loomis, Sayles & Company, L.P., Polen Capital Management, LLC, T.Rowe Price Associates, Inc.	0.84%		24.38%	22.44%	17.85%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.73%		24.20%	10.43%	12.20%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P., Aristotle Capital Management, LLC, Massachusetts Financial Services Company d/b/a MFS Investment Management	0.85%		24.80%	11.16%	12.46%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	5.92%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	16.20%	21.12%	16.97%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	9.35%	13.97%	9.75%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	10.24%	—	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	18.83%	—	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.12%		13.76%	—	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66%	^	23.87%	12.32%	13.42%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Diamond Hill Capital Management, Inc., Wellington Management Company LLP	0.94%		27.38%	10.52%	12.60%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.97%		11.91%	9.49%	8.46%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; BNY Mellon Investment Adviser, Inc.	0.70%		0.16%	0.71%	0.35%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.17%	^	2.78%	26.15%	—
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	0.77%	^	5.37%	—	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75%	^	-1.44%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	-0.49%	1.21%	0.92%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.79%		-2.18%	2.15%	1.53%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.62%		15.10%	11.78%	12.83%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%	^	13.82%	21.74%	18.20%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		25.38%	9.61%	11.64%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	35.48%	—	—
Equity	Multimanager Aggressive Equity — EIMG; 1832 Asset Management U.S. Inc., AllianceBernstein L.P., ClearBridge Investments, LLC, T. Rowe Price Associates, Inc., Westfield Capital Management Company, L.P.	0.95%		20.49%	23.74%	18.39%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.85%	^	-1.47%	2.90%	2.39%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 year	5 year	10 year
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Allianz Global Investors U.S. LLC, Wellington Management Company LLP	1.24%	^	20.81%	29.43%	22.07%
Asset Allocation	Target 2025 Allocation — EIMG	1.09%		10.80%	9.98%	8.99%
Asset Allocation	Target 2035 Allocation — EIMG	1.05%		14.10%	11.65%	10.34%
Asset Allocation	Target 2045 Allocation — EIMG	1.05%		16.29%	12.68%	11.32%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	18.30%	13.87%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

This is the Investment Manager or Sub Adviser’s (together the “Adviser”) new name, as applicable. The Adviser’s former name is Janus Capital Management LLC which may continue to be used in certain documents for a period of time after the date of this prospectus.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15%	^	6.43%	15.16%	12.24%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	4.63%	12.96%	8.41%
Fixed Income	Delaware Ivy VIP High Income — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.95%		6.06%	5.48%	6.60%
Equity	Delaware Ivy VIP Small Cap Growth — Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited	1.14%	^	3.99%	15.83%	12.85%
Equity	Fidelity® VIP Growth & Income Portfolio — Fidelity Management and Research Company (FMR)	0.77%		25.64%	13.17%	13.79%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.86%		25.31%	13.32%	13.00%
Asset Allocation	Franklin Mutual Shares VIP Fund — Franklin Mutual Advisers, LLC	0.98%		19.17%	6.44%	9.00%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%		25.37%	9.94%	12.13%
Equity	Invesco V.I. Main Street Mid Cap Fund® — Invesco Advisers, Inc.	1.18%		22.86%	11.15%	10.52%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		20.09%	13.16%	12.01%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	26.51%	16.95%	15.17%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	1.02%	^	25.66%	22.53%	17.29%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	1.03%	^	33.11%	5.61%	-1.98%
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%	^	25.22%	10.74%	11.54%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.44%		-5.74%	10.60%	4.84%
Specialty	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.76%	^	-4.99%	-0.94%	1.13%
Equity	Templeton Growth VIP Fund — Templeton Global Advisors Limited	1.18%		4.87%	5.21%	7.36%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.34%		18.68%	1.99%	-0.37%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

- or -

Equitable Financial Life Insurance Company of America

525 Washington Boulevard

Jersey City, NJ 07310

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about the policy, the Company and Separate Account. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). The Prospectus and SAI are also available at our website www.equitable.com/ICSR#EQH153089.

SEC Contract Identifier: C000149939 (Equitable Financial Life Insurance Company)

SEC Contract Identifier: C000149940 (Equitable Financial Life Insurance Company of America)